UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5161

DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	08/31/06

FORM N-Q
STATEMENT OF INVESTMENTS
Dreyfus New York Tax Exempt Intermediate Bond Fund
August 31, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.8%	Rate (%)	Date	Amount ($)	Value ($)

New York--95.2%
Battery Park City Authority,
Senior Revenue	5.25	11/1/15	4,350,000	4,766,512
Buffalo
(Insured; FGIC)	5.00	12/1/12	1,800,000	1,916,550
Buffalo
(Insured; FGIC)	5.13	12/1/14	2,820,000	3,011,647
Buffalo Fiscal Stability
Authority, Sales Tax and State
Aid Secured Bonds (Insured;
MBIA)	5.00	9/1/19	1,985,000	2,135,046
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/09	745,000	759,162
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/09	1,055,000	1,075,056
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/10	1,110,000	1,133,099
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/10	740,000	755,399
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/11	1,160,000	1,182,550
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/11	825,000	841,038
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/12	1,225,000	1,245,335
City School District of the City
of Niagara Falls, COP (High
School Facility) (Insured; FSA)	5.00	6/15/19	3,250,000	3,466,320
City School District of the City
of Niagara Falls, COP (High
School Facility) (Insured;

MBIA)	5.63	6/15/13	2,045,000	2,290,625
Dutchess County Industrial
Development Agency, IDR (IBM
Project)	5.45	12/1/09	500,000	523,520
Erie County,
Public Improvement (Insured;
MBIA)	5.25	4/1/18	2,000,000	2,178,440
Hempstead Town Industrial
Development Agency, Civic
Facility Revenue (Hofstra
University Civic Facility)	5.25	7/1/18	1,730,000	1,837,364
Hempstead Town Industrial
Development Agency, RRR
(American Ref Fuel Project)	5.00	6/1/10	6,000,000	6,154,500
Huntington Housing Authority,
Senior Housing Facility
Revenue (Gurwin Jewish Senior
Residences)	5.50	5/1/09	1,140,000	1,151,993
Long Island Power Authority,
Electric System General
Revenue (Insured; AMBAC)	5.50	12/1/11	5,000,000	5,444,750
Long Island Power Authority,
Electric System General
Revenue (Insured; MBIA)	5.25	12/1/14	2,700,000	2,978,505
Long Island Power Authority,
Electric System General
Revenue (Insured; MBIA)	4.81	9/1/15	2,000,000 a	2,000,000
Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; FSA)	5.13	1/1/12	1,830,000 b	1,965,621
Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; FSA)	5.13	7/1/12	3,820,000 b	4,127,013
Nassau County,
General Improvement (Insured;
AMBAC)	5.10	11/1/07	3,725,000 b	3,865,768
Nassau County,
General Improvement (Insured;
FSA)	5.75	3/1/10	4,955,000 b	5,315,030
Nassau County Health Care Corp.,
Health System Revenue
(Insured; FSA)	6.00	8/1/09	4,000,000 b	4,346,920
New York City	5.00	11/1/12	2,000,000	2,130,500
New York City	5.25	8/1/17	2,295,000	2,482,272
New York City	5.25	10/15/19	5,000,000	5,343,850
New York City	5.00	4/1/20	3,500,000	3,698,625
New York City	5.00	8/1/20	2,000,000	2,117,140
New York City	5.25	10/15/22	2,000,000	2,136,260
New York City
(Insured; FSA)	5.25	10/15/19	1,450,000	1,575,816
New York City Health and Hospital
Corp., Health System Revenue	5.25	2/15/17	1,550,000	1,601,305

New York City Industrial
Development Agency, Civic
Facility Revenue (College of
Aeronautics Project)	5.10	5/1/08	500,000	507,890
New York City Industrial
Development Agency, Civic
Facility Revenue (College of
Aeronautics Project)	5.25	5/1/10	555,000	573,148
New York City Industrial
Development Agency, Civic
Facility Revenue (College of
Aeronautics Project)	5.30	5/1/11	585,000	604,714
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeal Federation
Project)	5.00	7/1/12	1,460,000	1,561,455
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeal Federation
Project)	5.25	7/1/15	1,640,000	1,790,437
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;
AMBAC)	5.00	1/1/20	2,775,000	2,996,861
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.13	8/1/11	2,750,000	2,914,587
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.50	8/1/16	2,500,000	2,809,700
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.00	1/1/10	2,780,000	2,866,236
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.50	1/1/16	2,000,000	2,183,580
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.50	1/1/18	2,830,000	3,069,390

New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.38	6/15/16	1,500,000	1,625,295
New York City Transit Authority,
Metropolitan Transportation
Authority, Triborough Bridge
and Tunnel Authority, COP
(Insured; AMBAC)	5.63	1/1/13	2,675,000	2,863,828
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.25	5/15/09	3,000,000 b	3,163,530
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.75	2/15/10	2,115,000 b	2,285,554
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.75	2/15/10	2,885,000 b	3,117,646
New York Convention Center
Development Corp., Revenue
(Hotel Unit Fee Secured)
(Insured; AMBAC)	5.00	11/15/18	3,440,000	3,712,448
New York State Dormitory
Authority, FHA-Insured
Mortgage HR (The Long Island
College Hospital)	6.00	8/15/15	3,000,000	3,337,590
New York State Dormitory
Authority, Hospital Insured
Mortgage Revenue (The New York
and Presbyterian Hospital)
(Insured: FHA and FSA)	5.25	8/15/15	2,985,000	3,254,038
New York State Dormitory
Authority, LR (Court
Facilities - Westchester
County)	5.00	8/1/10	5,570,000	5,804,218
New York State Dormitory
Authority, Revenue (Carmel
Richmond Nursing Home) (LOC;
Allied Irish Bank PLC)	5.00	7/1/15	2,000,000	2,075,480
New York State Dormitory
Authority, Revenue (Catholic
Health - Long Island
Obligation Group)	5.00	7/1/10	1,370,000	1,413,498
New York State Dormitory
Authority, Revenue (Catholic
Health - Long Island
Obligation Group)	5.00	7/1/11	1,585,000	1,644,073
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/14	4,500,000	4,915,260
New York State Dormitory
Authority, Revenue
(Consolidated City University

System) (Insured; FGIC)	5.75	7/1/16	2,000,000	2,152,200
New York State Dormitory
Authority, Revenue (FIT
Student Housing Corp.)
(Insured; FGIC)	5.25	7/1/16	3,755,000	4,123,366
New York State Dormitory
Authority, Revenue (Lenox Hill
Hospital Obligated Group)	5.75	7/1/15	1,000,000	1,048,280
New York State Dormitory
Authority, Revenue (Manhattan
College) (Insured; Radian)	5.50	7/1/12	1,450,000	1,572,250
New York State Dormitory
Authority, Revenue (Manhattan
College) (Insured; Radian)	5.50	7/1/13	2,605,000	2,816,839
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.25	2/15/14	2,305,000 b	2,534,324
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.25	2/15/18	445,000	480,070
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group)	5.00	7/1/11	850,000	860,481
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group)	5.00	7/1/13	1,000,000	1,012,600
New York State Dormitory
Authority, Revenue (Municipal
Health Facilities Improvement
Program) (Insured; FSA)	5.50	1/15/13	1,350,000	1,452,938
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/13	1,450,000	1,554,226
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/14	1,855,000	1,997,241
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/16	2,055,000	2,194,822
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/19	1,395,000	1,478,923
New York State Dormitory
Authority, Revenue (North
Shore Long Island Jewish Group)	5.00	5/1/18	3,280,000	3,418,416
New York State Dormitory
Authority, Revenue (NYSARC,
Inc.) (Insured; FSA)	5.00	7/1/12	1,100,000	1,178,826

New York State Dormitory
Authority, Revenue (Park Ridge
Housing, Inc.)
(Collateralized; FNMA)	6.13	8/1/15	2,875,000	3,092,753
New York State Dormitory
Authority, Revenue (Rivington
House Health Care Facility)
(Collateralized; SONYMA)	5.25	11/1/12	1,000,000	1,080,590
New York State Dormitory
Authority, Revenue (Rivington
House Health Care Facility)
(Collateralized; SONYMA)	5.25	11/1/14	5,430,000	5,888,401
New York State Dormitory
Authority, Revenue (Saint
Barnabas Hospital) (Insured; AMBAC)	5.25	8/1/15	2,135,000	2,283,810
New York State Dormitory
Authority, Revenue (Schools
Program)	5.25	7/1/11	1,435,000	1,503,808
New York State Dormitory
Authority, Revenue (Schools
Program) (Insured; MBIA)	5.25	7/1/10	1,670,000	1,758,827
New York State Dormitory
Authority, Revenue (South
Nassau Communities Hospital)	5.00	7/1/08	1,490,000	1,517,327
New York State Dormitory
Authority, Revenue (South
Nassau Communities Hospital)	5.25	7/1/10	1,465,000	1,523,322
New York State Dormitory
Authority, Revenue (State
Service Contract - Albany
County)	5.25	4/1/08	1,210,000 b	1,253,850
New York State Dormitory
Authority, Revenue (State
Service Contract - Albany
County)	5.10	4/1/10	2,310,000	2,378,422
New York State Dormitory
Authority, Revenue (State
University Educational
Facility) (Insured; FGIC)	5.25	5/15/13	2,500,000	2,688,900
New York State Dormitory
Authority, Revenue (Upstate
Community Colleges)	5.25	7/1/18	2,000,000	2,163,800
New York State Dormitory
Authority, Secured HR
(Interfaith Medical Center)
(Insured; MBIA)	5.38	2/15/12	3,340,000	3,460,674
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.38	3/15/13	5,000,000 b	5,511,400
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)

(Insured; FSA)	5.00	3/15/21	5,000,000	5,323,200
New York State Environmental
Facilities Corp., State
Personal Income Tax Revenue
(Environment) (Insured; FGIC)	5.38	1/1/15	1,000,000	1,089,330
New York State Environmental
Facilities Corp., SWDR (Waste
Management, Inc. Project)	4.45	7/1/09	2,000,000	2,022,180
New York State Housing Finance
Agency, Revenue (Service
Contract Obligation)	5.25	3/15/11	3,465,000	3,575,256
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)	5.00	9/15/18	1,400,000	1,515,640
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)
(Insured; FGIC)	5.00	9/15/20	1,270,000	1,355,865
New York State Thruway Authority,
Highway and Bridge Trust Fund
Bonds (Insured; FGIC)	5.75	4/1/10	2,000,000 b	2,166,160
New York State Thruway Authority,
Highway and Bridge Trust Fund
Bonds (Insured; FSA)	5.25	4/1/12	3,500,000 b	3,792,390
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund (Insured;
AMBAC)	5.74	4/1/18	2,500,000 c,d	2,906,400
New York State Urban Development
Corp., Corporate Purpose -
Subordinated Lien	5.13	7/1/18	4,550,000	4,870,548
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, LP
Facility)	5.63	11/15/14	1,350,000	1,419,404
Orange County Industrial
Development Agency, Life Care
Community Revenue (The Glen
Arden, Inc. Project)	5.35	1/1/07	225,000	225,473
Port Authority of New York and New
Jersey (Consolidated Bonds,
142nd Series)	5.00	7/15/18	5,000,000	5,371,200
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Emma Willard
School Project)	4.25	1/1/17	755,000	773,392
Rensselaer County Industrial
Development Agency, Civic

Facility Revenue (Emma Willard
School Project)	4.30	1/1/18	845,000	866,201
Rensselaer County Industrial
Development Agency, IDR
(Albany International Corp.)
(LOC; Bank of America)	7.55	6/1/07	2,000,000	2,051,080
Suffolk County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Jefferson's Ferry
Project)	5.00	11/1/12	1,455,000	1,515,819
Suffolk County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Jefferson's Ferry
Project)	5.00	11/1/13	1,000,000	1,047,880
Suffolk County Judicial Facilities
Agency, Service Agreement
Revenue (John P Cohalan
Complex) (Insured; AMBAC)	5.00	4/15/16	2,720,000	2,849,962
Tobacco Settlement Financing Corp.
of New York, Asset-Backed
Revenue Bonds (State
Contingency Contract Secured)	5.50	6/1/18	4,775,000	5,161,011
Tobacco Settlement Financing Corp.
of New York, Asset-Backed
Revenue Bonds (State
Contingency Contract Secured)	5.50	6/1/21	3,000,000	3,248,010
Triborough Bridge and Tunnel
Authority, General Revenue	5.25	11/15/12	4,450,000	4,838,841
Triborough Bridge and Tunnel
Authority, Special Obligation Revenue
(Insured; MBIA)	5.13	1/1/14	3,000,000 b	3,279,270
Westchester County Industrial
Development Agency, Resource
Recovery Equity Bonds
(Westchester Resco Co. Project)	5.50	7/1/09	2,650,000	2,701,834
Westchester Tobacco Asset
Securitization Corp., Tobacco
Settlement Asset-Backed Bonds	4.50	6/1/21	2,800,000	2,770,964
Yonkers,
GO (Insured; AMBAC)	5.25	6/1/09	2,110,000 b	2,225,354
U.S. Related--3.6%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	2,000,000 b	2,153,680
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	3,000,000 b	3,230,520
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.50	7/1/16	1,000,000	1,059,820

Virgin Islands Water and Power
	Authority, Electric System Revenue
	(Insured; Radian) 5.13 7/1/11	4,230,000	4,370,267
Total Investments (cost $285,412,180)		98.8%	294,402,624
Cash and Receivables (Net)		1.2%	3,487,941
Net Assets		100.0%	297,890,565

a	Variable rate security--interest rate subject to periodic change.
b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are
	collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the
	municipal issue and to retire the bonds in full at the earliest refunding date.
c	Inverse floater security--the interest rate is subject to change periodically.
d	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, this security
	amounted to $2,906,400 or 1.0% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes

RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	October 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	October 18, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	October 18, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)